OTHER ASSETS (Details) € in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)
Other Assets Table Details [Abstract]
Insurance related assets		€ 597,000		€ 516,000	[1]
Deferred tax assets		198,000		189,000	[1]
Prepaid income taxes		588,000		537,000	[1]
Assets acquired through foreclosure proceedings		165,000		194,000	[1]
Brokerage auxiliary funds		3,000		23,000	[1]
Private equity: Investees Assets	[2]	0		116,000	[1]
Prepaid expenses		56,000		52,000	[1]
Advances to employees		8,000		18,000	[1]
Unlisted equity securities		32,000		86,000	[1]
Hellenic Deposit and Investment Guarantee Fund		478,000		469,000	[1]
Receivables from Greek State		521,000		511,000	[1]
Checks and credit card transactions under settlement		21,000		19,000	[1]
Trade and other receivables		134,000		70,000	[1]
Other		216,000		388,000	[1]
Total		3,017,000	$ 3,452	3,188,000	[1],[3]
Other Assets Textual Details [Abstract]
The amount of deposits guaranteed by the Hellenic Deposit and Investment Guarantee Fund (HDIGF) per client		100
Maximum balance of guarantees per client for investing activities (in accordance with article 10 of Law 3746/2009, HDIGF)		30
Insurance related assets		€ 307,000		€ 316,000
Rate of Institutions total liabilities that (by Law) all financial institutions participating in HDIGFs are liable for contributions		0.09%

[1]	(2) Information relating to restatement is disclosed in Note 44
[2]	(1) The decrease is due to the reclassification of Private Equity Funds under line Long Lived Assets held for sale (please also refer to Note 17).
[3]	Restated